SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Balanced Fund
DWS Blue Chip Fund
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Europe Equity Fund
DWS Global Bond Fund
DWS Global Inflation Plus Fund

DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS High Income Plus Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Mid Cap Growth Fund
DWS Money Market Prime Series
DWS Cash Investment Trust Class S

DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS S&P 500 Plus Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic Income Fund
DWS Strategic Value Fund
DWS Technology Fund
DWS U.S. Bond Index Fund

Effective August 2, 2010, the section of each fund’s prospectus under the “Class S Shares” sub-section of the “CHOOSING A SHARE CLASS” section will be replaced in its entirety by the following:

Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.

Eligibility Requirements. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below. The following investors may purchase Class S shares of DWS funds either: (i) directly from DWS Investments Distributors, Inc. (“DIDI”), the fund’s principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS funds as of December 31, 2004.
■
Existing shareholders of Class S shares of any DWS fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any DWS fund. (This provision applies to persons who in the future become Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class S shares through the fee based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

■
A person who certifies that they are a participant in a “DWS retirement plan” may purchase Class S shares apart from the participant’s plan. For this purpose, a DWS retirement plan is defined as an employer sponsored employee benefit plan made available through ADP, Inc. and/or its affiliates, or ExpertPlan, Inc. under an alliance between one of these two firms and DWS Investments or its affiliates.

■
A person who certifies that they are a participant who owns Class S shares of any DWS fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant’s plan.

■
Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a DWS Investments IRA made through a rollover facilitator having a relationship with DWS Investments.

■
Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DIDI and to DWS Allocation Series or other fund of funds managed by the Advisor or its affiliates.

July 23, 2010
DMF3605ST

■
A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a DWS Investments IRA.

■	Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class S shares.

The following additional investors may purchase Class S shares of DWS funds in connection with certain programs or plans.

■	Broker-dealers, banks and registered investment advisors (“RIAs”) may purchase Class S shares in connection with a comprehensive or “wrap” fee program or other fee based program.

■	Any group retirement, employee stock, bonus, pension or profit-sharing plans.

■
Persons who purchase shares as part of an investment only placement in a 529 College Savings Plan (i.e., when the DWS fund is one of various investment options in a 529 College Savings Plan sponsored by another provider).

■	Persons who purchase shares through a Health Savings Account or a Voluntary Employees’ Benefit Association (“VEBA”) Trust.

DIDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

On the front cover of the prospectus, the exchange ticker symbol for DWS International Fund — Class S is replaced with the following:

Class S  SCINX

Please Retain This Supplement for Future Reference.

July 23, 2010
DMF3605ST